The Boston Trust & Walden Funds
Interfund Lending Form N-CEN Certification
Period Ended December 31, 2018

With regards to the InterFund Lending Program, I certify that Boston Trust Investment Management, Inc., acting as Adviser to
The Boston Trust & Walden Funds (the Funds) on behalf of the
Funds has implemented procedures reasonably designed to achieve Compliance with the terms and conditions of the InterFund Lending Order which includes the following objectives (a) that the InterFund Loan rate is higher than the Repo Rate but lower than the Bank Loan Rate (b) compliance with the collateral requirements as set forth in the Application (c) Compliance with the percentage limitations on interfund borrowing and lending (d) Allocation of interfund borrowing and lending demand in an equitable manner and in accordance with procedures established by the Board of Trustees and (e) that the InterFund Loan Rate does not exceed the interest rate on any third-party borrowings of a borrowing Fund at the time of the InterFund Loan.


   Amy E. Siefer_________________________		__2/28/19____________________
Amy E. Siefer							Date
Chief Compliance Officer
The Boston Trust & Walden Funds